Available-for-Sale-Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Schedule of Available-for-Sale Securities Recorded in Cash and Cash Equivalents or Marketable Securities
Cash, cash equivalents and marketable securities consisted of the following at March 31, 2022 and December 31, 2021 (in thousands):

March 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$69,575	$—	$—	$69,575
Marketable securities:
Corporate debt securities—due in one year or less	28,915	—	(111)	28,804
US Treasury obligation—due in one year or less	12,000	—	(118)	11,882
Corporate debt securities—due in more than one year to five years	2,682	—	(44)	2,638

Total	$113,172	$—	$(273)	$112,899

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities—due in one year or less	30,100	—	(12)	30,088
US Treasury obligation—due in one year or less	8,000	—	(21)	7,979
Corporate debt securities—due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation—due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

Cash, cash equivalents and marketable securities,
available-for-sale,
consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities – due in one year or less	30,100	—	(12)	30,088
US Treasury obligation – due in one year or less	8,000	—	(21)	7,979
Corporate debt securities – due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation – due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$173,984	$—	$—	$173,984

Total	$173,984	$—	$—	$173,984

Tyme Technologies, Inc. and Subsidiaries [Member]
Marketable Securities [Line Items]
Schedule of Available-for-Sale Securities Recorded in Cash and Cash Equivalents or Marketable Securities
The following table summarizes
available-for-sale
securities recorded in cash and cash equivalents or marketable securities as of March 31, 2022:

	March 31, 2022
	Amortized cost	Gross Unrealized Gains		Gross Unrealized Loss	Fair Value
Money market funds	$3,409,178		$—	$—	$3,409,178
Corporate debt securities	32,831,174		—	(343,134)	32,488,040
Municipal debt securities	37,405,722		—	(201,130)	37,204,592

Total	$73,646,074	$		$(544,264)	$73,101,810

Schedule of Classification of Available-for-Sale Securities
The following table summarizes the classification of
available-for-sale
securities:

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$3,409,178	$—
Marketable securities	69,692,632	—

Total	$73,101,810	$—

Schedule of Available-for-Sale Securities by Contractual Maturities
The following table summarizes our portfolio of
available-for-sale
securities by contractual maturity:

	Less than 12 months		12 months or Longer		Total
	Fair Value	Net Unrealized Losses	Fair Value	Net Unrealized Losses	Fair Value	Net Unrealized Losses
Money market funds	$3,409,178	$—	$—	$—	$3,409,178	$—
Corporate debt securities	26,195,025	(227,300)	6,293,015	(115,834)	32,488,040	(343,134)
Municipal debt securities	34,416,936	(153,855)	2,787,656	(47,275)	37,204,592	(201,130)

Total	$64,021,139	$(381,155)	$9,080,671	$(163,109)	$73,101,810	$(544,264)